Income Tax: (Details Narrative) $ in Millions	3 Months Ended
Jun. 30, 2022 USD ($)
Income Tax Disclosure [Abstract]
The Companys Income Tax Receivable	$ 8.1
Proceeds from Income Tax Refunds	$ 0.6